Document and Entity Information	Jul. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2025
Entity File Number	001-33664
Entity Registrant Name	CHARTER COMMUNICATIONS, INC. /MO/
Entity Central Index Key	0001091667
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1496755
Entity Address, Address Line One	400 Washington Blvd
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	905-7801
Title of 12(b) Security	Class A Common Stock, $.001 Par Value
Trading Symbol	CHTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false